Note 12 - Benefit Plans (Details) - Estimated Future Benefit Payments (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Directors Retirement Plan [Member]
Note 12 - Benefit Plans (Details) - Estimated Future Benefit Payments [Line Items]
2015	$ 69
2016	98
2017	104
2018	114
2019	131
2020 – 2024	714
Executive Incentive Retirement Plan [Member]
Note 12 - Benefit Plans (Details) - Estimated Future Benefit Payments [Line Items]
2015	34
2016	34
2017	35
2018	36
2019	37
2020 – 2024	$ 228